UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1. Reports to Stockholders.

(a)

______________________________________________________

HUBER SELECT LARGE CAP VALUE FUND

HUBER SMALL CAP VALUE FUND

HUBER LARGE CAP VALUE FUND

HUBER MID CAP VALUE FUND

Investor Class
Institutional Class

______________________________________________________

SEMI-ANNUAL REPORT
April 30, 2022

Huber Funds

TABLE OF CONTENTS

Letter to Shareholders	1
Expense Example	7
Sector Allocation of Portfolio Assets	10
Schedules of Investments	12
Statements of Assets And Liabilities	24
Statements of Operations	28
Statements of Changes in Net Assets	30
Financial Highlights	38
Notes to Financial Statements	46
Notice to Shareholders	63
Householding	64
Approval of Investment Advisory Agreement	65
Privacy Notice	71

June 1, 2022

Dear Shareholder:

Equity markets were volatile during the six-month period ending April 30, 2022, amid a multi-decade high in inflation, tightening of monetary policy by the Federal Reserve, and persistent global supply chain crises courtesy of the COVID-19 pandemic.  In late February, Russia’s invasion of Ukraine sent global energy and grain prices soaring and contributed to increased market volatility.  In turn, the U.S. stock market deteriorated markedly this year, suggesting concerns the Fed may be unable to deliver a hoped-for “soft landing” in which the central bank raises rates enough to slow economic growth and control inflation, but avoids a recession.

During the six-months ended April 30, 2022, the Huber Small Cap Value Fund (“Small Cap Value Fund”) outperformed the Bloomberg US 2000 Value Index, the Fund’s primary benchmark.  The Huber Mid Cap Value Fund (“Mid Cap Value Fund”) outperformed the Bloomberg US 2500 Value Index, its primary benchmark.  The Huber Large Cap Value Fund (“Large Cap Value Fund”) and Huber Select Large Cap Value Fund (“Select Large Cap Value Fund”) both underperformed the Bloomberg US 1000 Value Index, their primary benchmark.  The Large Cap Value Fund and Select Large Cap Value Fund both performed meaningfully better than the S&P 500® Index for the period.

Small Cap Value Fund Review

For the six-month period ended April 30, 2022, the Small Cap Value Fund Institutional Class and Investor Class returned -2.41% and -2.54%, respectively, outperforming the -7.25% return for the Bloomberg US 2000 Value Index and ahead of the -16.94% total return for the Bloomberg US 2000 Index.  On a sector basis, financials and energy were the top positive contributors to relative performance, while information technology and consumer discretionary were the largest detractors.

Within financials the Fund benefitted from its ownership of First Horizon Corp. (“First Horizon”), a provider of commercial and retail banking services.  Shares of First Horizon rallied after the announcement of Toronto-Dominion Bank’s acquisition of First Horizon in an all-cash transaction for $13.4 billion.

Within energy the Fund benefitted from an overweight allocation relative to the benchmark as well as its ownership of Golar LNG Ltd. (“Golar”), an operator of liquefied natural gas (LNG) carrying and transportation vessels and liquefaction vessels.  Golar benefitted in the period due to record demand for liquefied natural gas amid the Russia/Ukraine conflict.

Within information technology, the Fund was negatively impacted by ownership of Comtech Telecommunications Corp. (“Comtech”), a satellite communication equipment provider and Next Gen 911 services provider.  Comtech underperformed in the period due to a postponement of orders for their COMET™ troposcatter systems that were expected to be deployed in Ukraine but were delayed as a result of the Russia/Ukraine military conflict.

Within consumer discretionary, the Fund was negatively impacted by its ownership of Rent-A-Center, Inc. (“Rent-A-Center”). Rent-A-Center, which leases brand name consumer goods like consumer electronics and furniture to underserved consumers, was negatively impacted by credit deterioration at its Acima subsidiary during the period.  Losses and delinquencies deteriorated below historical levels causing a decline in the share price, but we expect improvement in these credit metrics during the remainder of 2022 based on a change in management at the subsidiary and recent changes in underwriting.

Mid Cap Value Fund Review

For the six-month period ended April 30, 2022, the Mid Cap Value Fund Institutional and Investor classes returned -0.29% and -0.33%, respectively, outperforming the -5.07% return for the Bloomberg US 2500 Value Index.  On a sector level the greatest positive contributors were financials and energy, while the largest detractors were information technology and consumer discretionary.

Within financials the Fund benefitted from its ownership of First Horizon, which   was discussed earlier in this report.

Within energy the Fund benefitted from an overweight allocation versus the Bloomberg US 2500 Value Index, as well as ownership of Golar, which was discussed earlier in this report.

Within information technology the Fund was negatively impacted by its ownership in Comtech, which was discussed earlier in this report.

Within consumer discretionary the Fund was negatively impacted by its ownership of Rent-A-Center, which was discussed earlier in this report.

Large Cap Value Fund Review

For the six-month period ended April 30, 2022, the Large Cap Value Fund Institutional and Investor classes returned -2.13% and -2.27%, respectively, underperforming the -0.33% return for the Bloomberg US 1000 Value Index and outperforming the -9.65% return of the S&P 500® Index.  Industrials and energy were the most positive sector contributors, while information technology and consumer discretionary were the largest detractors.

Within industrials, the Fund benefitted from its ownership of KBR, Inc. (“KBR”) and Northrop Grumman (“Northrop Grumman”).  KBR, a government services firm that supports military and civilian agencies, performed well after management increased long-term earnings guidance due to the win of a significant government contract for the movement of personal household goods for members of the U.S. military.  Northrop Grumman, a leading aerospace and defense company, which supplies aircraft, advanced weapons, and other deterrence systems to the U.S. and its international allies, performed well following the Russian invasion of Ukraine in anticipation of increased defense spending globally.

Within energy the Fund benefitted from an overweight allocation versus the Bloomberg US 1000 Value Index, as well as ownership of Golar, which was discussed earlier in this report.

Within information technology, the Fund was adversely impacted by its ownership of Microsoft Corp. (“Microsoft”).  Microsoft, a provider of software, cloud computing, and video games, underperformed in the period as a result of a sell-off in global technology stocks over concerns of rising interest rates.

Within consumer discretionary, the Fund was adversely impacted by its overweight allocation versus the Bloomberg US 1000 Value Index, as well as ownership of Rent-A-Center, which was discussed earlier in this report.

Select Large Cap Value Fund Review

For the six-month period ended April 30, 2022, the Select Large Cap Value Fund Institutional and Investor classes returned -2.03% and -2.23%, respectively, underperforming the -0.33% return for the Bloomberg US 1000 Value Index and outperforming the -9.65% return of the S&P 500® Index.  Industrials and energy were the largest sector contributors, while information technology and consumer discretionary were the largest detractors.

Within industrials, the Fund benefited from its ownership of KBR, which was discussed earlier in this report.

Within energy the Fund benefitted from an overweight allocation versus the Bloomberg US 1000 Value Index, as well as ownership of Golar, which was discussed earlier in this report.

Within information technology, the Fund was adversely impacted by an overweight sector allocation versus the Bloomberg US 1000 Value Index, as well as ownership of Microsoft.  Microsoft was discussed earlier in this report.

Within consumer discretionary, the Fund was adversely impacted by its overweight allocation versus the Bloomberg US 1000 Value Index, as well as ownership of Rent-A-Center.  Rent-A-Center was discussed earlier in this report.

Outlook

We emphasize the difficulty in predicting economic recessions and what a post-COVID world might look like and remain steadfast to Huber Capital’s core philosophy of investing in stocks we view as under-appreciated with favorable long-term fundamentals.

The Huber Capital team remains committed to our philosophy and process, populating its Funds with companies we believe embody meaningful upside potential and tangible valuation support.  It continues to be our view that a company’s valuation ultimately reverts to reflect its normalized cash generation capabilities and that investing in companies trading at a discount to normalized earnings can produce superior risk-adjusted returns over time.

Consistent with our value philosophy, we strive to generate outperformance through fundamental bottom-up investing, rather than betting on macroeconomic factors.  In our view, benchmarks have become price momentum strategies, a trend exacerbated by the shift to passive investing, and index sector weights often fail to reflect factor weights in the broader economy.  Furthermore, frequently used classification schema (e.g. GICS) may assign companies to sectors which, we believe, may not accurately reflect a company’s primary exposure. For this reason, although we maintain macroeconomic factor neutrality, we may at certain times appear over- or under-weight relative to the sector weights of the Funds’ corresponding benchmarks.

Currently, relative to the Bloomberg US 1000 Value Index, the Select Large Cap Value Fund is overweight information technology, industrials, energy, health care, materials, and consumer discretionary, and underweight financials, consumer staples, communication services, utilities, and real estate. Relative to the Bloomberg US 2000 Value Index, the Small Cap Value Fund is overweight energy, financials, health care, materials, communication services, and utilities, and underweight real estate, consumer discretionary, consumer staples, information technology, and industrials.  Relative to the Bloomberg US 1000 Value Index, the Large Cap Value Fund is overweight energy, industrials, financials, information technology, and materials, and underweight health care, consumer staples, communication services, utilities, real estate and consumer discretionary.  Relative to the Bloomberg US 2500 Value Index, the Mid Cap Value Fund is overweight energy, financials, materials, industrials, utilities, and communication services, and underweight consumer discretionary, real estate, information technology, health care, and consumer staples.

Thank you for your support and for entrusting us with your investment dollars.  We continue to work hard to earn your trust and aim to meet your investment needs in the years to come.

Sincerely,

The Huber Capital Management Team

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  The Funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The risks are greater for investments in emerging markets.  Additionally, the Funds are subject to sector emphasis risk meaning that companies in the same or related businesses may comprise a significant portion of a Fund’s portfolio and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of a portfolio.  Investments in initial public offerings (“IPOs”) carry additional risk such as market and liquidity risk and can fluctuate considerably.  When a Fund’s asset base is small, the impact of IPOs on the Fund’s performance could be magnified. Investments in smaller companies involve additional risks such as limited liquidity and greater volatility. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Value stocks have a lower expected growth rate in earnings and sales, versus growth stocks.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the schedule of investments in this report for complete Fund holdings.

Current and future portfolio holdings are subject to risk.

The information provided herein represents the opinion of Huber Capital Management, LLC and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The Bloomberg US 1000 Value Index is screened from the Bloomberg US 1000 Index and is constructed based on a linear combination of risk factors. The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth. The factors are equally weighted when forming a composite signal where Growth is considered to be a negative indicator and thus flipped to be a negative.  The Index is market-capitalization-weighted.

The Bloomberg US 2500 Value Index is screened from the Bloomberg US 2500 Index and is constructed based on a linear combination of risk factors.  The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth.  The factors are equally weighted when forming a composite signal where Growth is considered to be a negative indicator and thus flipped to be a negative. The Index is market-capitalization-weighted.

The Bloomberg US 2000 Value Index is screened from the Bloomberg US 2000 Index and is constructed based on a linear combination of risk factors. The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth. The factors are equally weighted when forming a composite signal where Growth is considered to be a negative indicator and thus flipped to be a negative. The Index is market-capitalization-weighted.

The Bloomberg US 2000 Index is a float market-cap-weighted benchmark of the lower 2000 in capitalization of the Bloomberg US 3000 Index.

The S&P 500® Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

Indices in general do not reflect the payment of transaction costs, fees and expenses associated with actual investment in the Funds.  The Funds’ value disciplines may prevent or restrict investment in major stocks in the benchmark indices. It is not possible to invest directly in an index. The Funds’ returns may not correlate with the returns of their benchmark indexes.

Short term performance may reflect conditions that are unsustainable and thus are unlikely to be repeated in the future.

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

The Funds are distributed by Quasar Distributors, LLC.

Huber Funds

EXPENSE EXAMPLE – April 30, 2022 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested in each Fund at the beginning of the period and held for the entire period (11/1/21 – 4/30/22).

Actual Expenses
For each class of the Select Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Value Fund and the Mid Cap Value Fund, two lines are presented in the tables below – the first line for each class provides information about actual account values and actual expenses.  You may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Examples below include, but are not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your Fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each Fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Huber Funds

EXPENSE EXAMPLE – April 30, 2022 (Unaudited), Continued

Select Large Cap Value Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	11/1/21	4/30/22	11/1/21 – 4/30/22	Ratio*
Investor Class
Actual	$1,000.00	$ 977.70	$6.52	1.33%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.20	$6.66	1.33%

Institutional Class
Actual	$1,000.00	$ 979.70	$4.86	0.99%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.89	$4.96	0.99%

Small Cap Value Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	11/1/21	4/30/22	11/1/21 – 4/30/22	Ratio*
Investor Class
Actual	$1,000.00	$ 974.60	$7.69	1.57%
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.01	$7.85	1.57%

Institutional Class
Actual	$1,000.00	$ 975.90	$6.61	1.35%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.10	$6.76	1.35%

Large Cap Value Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	11/1/21	4/30/22	11/1/21 – 4/30/22	Ratio*
Investor Class
Actual	$1,000.00	$ 977.30	$4.90	1.00%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

Institutional Class
Actual	$1,000.00	$ 978.70	$3.68	0.75%
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.08	$3.76	0.75%

Huber Funds

EXPENSE EXAMPLE – April 30, 2022 (Unaudited), Continued

Mid Cap Value Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	11/1/21	4/30/22	11/1/21 – 4/30/22	Ratio*
Investor Class
Actual	$1,000.00	$ 996.70	$5.20	1.05%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.59	$5.26	1.05%

Institutional Class
Actual	$1,000.00	$ 997.10	$4.95	1.00%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

*
Expenses are equal to the annualized expense ratio of each class, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – April 30, 2022 (Unaudited)

HUBER SELECT LARGE CAP VALUE FUND

HUBER SMALL CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – April 30, 2022 (Unaudited)

HUBER LARGE CAP VALUE FUND

HUBER MID CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Select Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2022 (Unaudited)

Shares	COMMON STOCKS - 99.65%	Value
	Aerospace & Defense - 8.23%
8,593	Northrop Grumman Corp.	$3,775,764

	Banking - 7.23%
23,246	Bank of America Corp.	829,418
3,368	Citigroup, Inc.	162,371
6,526	First Horizon Corp.	146,052
18,233	JPMorgan Chase & Co.	2,176,291
		3,314,132
	Biotech & Pharmaceuticals - 17.48%
20,437	Eli Lilly & Co.	5,970,261
17,793	Merck & Co., Inc.	1,578,061
9,530	Pfizer, Inc.	467,637
		8,015,959
	Consumer Services - 1.94%
36,900	Rent-A-Center, Inc.	890,028

	Electric Utilities - 1.51%
6,977	Constellation Energy Corp.	413,108
5,933	Exelon Corp.	277,546
		690,654
	Electrical Equipment - 0.91%
3,357	TE Connectivity Ltd. - ADR	418,886

	Entertainment Content - 0.38%
13,800	Lions Gate Entertainment
	Corp. - Class B (a) (b)	173,466

	Food - 2.33%
55	ConAgra Foods, Inc.	1,921
11,458	Tyson Foods, Inc. - Class A	1,067,427
		1,069,348
	Forestry, Paper & Wood Products - 4.95%
141,718	Mercer International, Inc.	2,268,905

	Home Construction - 0.79%
5,560	Lennar Corp. - Class B	362,512

	Insurance - 4.09%
74,421	CNO Financial Group, Inc.	1,796,523
1,269	Voya Financial, Inc.	80,124
		1,876,647

The accompanying notes are an integral part of these financial statements.

Huber Select Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2022 (Unaudited), Continued

Shares	COMMON STOCKS - 99.65%, Continued	Value
	Oil & Gas Producers - 14.88%
17,000	BP plc - ADR	$488,240
9,300	Devon Energy Corp.	540,981
149,900	Golar LNG Ltd. (a)	3,345,768
45,800	Shell plc - ADR	2,447,094
		6,822,083
	Retail - Consumer Staples - 0.02%
55	Wal-Mart Stores, Inc.	8,415

	Retail - Discretionary - 3.54%
5,398	Home Depot, Inc.	1,621,559

	Software - 16.90%
27,928	Microsoft Corp.	7,750,579

	Technology Hardware - 1.48%
16,471	Hewlett Packard Enterprise Co.	253,818
11,623	HP, Inc.	425,751
		679,569
	Technology Services - 12.50%
99,777	KBR, Inc.	4,912,022
2,259	Mastercard, Inc. - Class A	820,875
		5,732,897
	Tobacco & Cannabis - 0.49%
2,259	Philip Morris International, Inc.	225,900
	TOTAL COMMON STOCKS
	(Cost $17,520,511)	45,697,303

The accompanying notes are an integral part of these financial statements.

Huber Select Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2022 (Unaudited), Continued

Shares	MONEY MARKET FUNDS - 0.87%	Value
200,168	First American Government Obligations
	Fund, Institutional Class, 0.22% (c)	$200,168
200,169	First American Treasury Obligations
	Fund, Institutional Class, 0.28% (c)	200,169
	TOTAL MONEY MARKET FUNDS
	(Cost $400,337)	400,337
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $17,920,848) - 100.52%	46,097,640
	Liabilities in Excess
	of Other Assets - (0.52)%	(240,274)
	NET ASSETS - 100.00%	$45,857,366

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Non-voting shares.
(c)	Rate shown is the 7-day annualized yield as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2022 (Unaudited)

Shares	COMMON STOCKS - 93.49%	Value
	Asset Management - 2.94%
8,381	Virtus Investment Partners, Inc.	$1,484,778

	Automotive - 2.95%
55,714	Miller Industries, Inc.	1,493,693

	Banking - 19.53%
12,614	C&F Financial Corp.	653,405
37,216	Capstar Financial Holdings, Inc.	749,902
177,559	Carter Bankshares, Inc. (a)	2,904,865
12,541	First Bancorp	469,786
2,683	First Citizens BancShares, Inc. - Class A	1,715,456
89,379	First Horizon Corp.	2,000,302
11,653	Northrim BanCorp, Inc.	466,936
11,725	South State Corp.	907,984
		9,868,636
	Chemicals - 3.75%
19,888	Innospec, Inc.	1,895,525

	Commercial Support Services - 1.04%
20,100	H&R Block, Inc.	524,007

	Consumer Services - 1.65%
34,584	Rent-A-Center, Inc.	834,166

	Containers & Packaging - 0.36%
2,688	UFP Technologies, Inc. (a)	184,585

	Electric Utilities - 2.17%
2,226	Black Hills Corp.	163,032
19,704	Portland General Electric Co.	932,591
		1,095,623
	Entertainment Content - 3.37%
135,600	Lions Gate Entertainment
	Corp. - Class B (a) (c)	1,704,492

	Forestry, Paper & Wood Products - 3.19%
100,641	Mercer International, Inc.	1,611,263

	Gas & Water Utilities - 1.18%
8,500	National Fuel Gas Co.	596,105

	Health Care Facilities & Services - 3.69%
37,208	Hanger, Inc. (a)	611,700
36,900	Select Medical Holdings Corp.	834,309
5,801	Tenet Healthcare Corp. (a)	420,631
		1,866,640

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2022 (Unaudited), Continued

Shares	COMMON STOCKS - 93.49%, Continued	Value
	Home Construction - 1.00%
19,249	Taylor Morrison Home Corp. (a)	$504,131

	Industrial Intermediate Products - 0.05%
1,623	L.B. Foster Co. - Class A (a)	23,047

	Insurance - 3.30%
69,244	CNO Financial Group, Inc.	1,671,550

	Leisure Facilities & Services - 1.20%
47,354	Boston Pizza Royalties Income Fund (b)	604,158

	Leisure Products - 2.83%
104,745	JAKKS Pacific, Inc. (a)	1,429,769

	Medical Equipment & Devices - 2.69%
10,220	CONMED Corp.	1,358,851

	Metals & Mining - 1.13%
43,537	Sprott Physical Uranium Trust (a) (b)	572,744

	Oil & Gas Producers - 10.70%
181,238	Golar LNG Ltd. (a)	4,045,232
5,416	Gulfport Energy Operating Corp. (a)	508,996
178,700	W&T Offshore, Inc. (a)	850,612
		5,404,840
	Oil & Gas Services & Equipment - 6.33%
165,295	CSI Compressco LP	234,719
37,300	Oceaneering International, Inc. (a) (b)	422,609
690,298	TETRA Technologies, Inc. (a)	2,540,296
		3,197,624
	Retail - Discretionary - 1.00%
8,800	Gap, Inc.	109,296
45,200	Tilly’s, Inc. - Class A	398,664
		507,960
	Specialty Finance - 1.83%
24,717	Enova International, Inc. (a)	924,416

	Technology Hardware - 3.33%
103,862	Comtech Telecommunications Corp.	1,412,523
1,619	F5 Networks, Inc. (a)	271,037
		1,683,560
	Technology Services - 10.76%
84,897	KBR, Inc.	4,179,479
15,110	Science Applications International Corp.	1,257,605
		5,437,084

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2022 (Unaudited), Continued

Shares	COMMON STOCKS - 93.49%, Continued	Value
	Transportation & Logistics - 1.52%
80,472	Cool Co., Ltd. (a) (b)	$767,883
	TOTAL COMMON STOCKS
	(Cost $30,019,144)	47,247,130

	REIT - 2.50%
	REIT: Industrial - 2.50%
16,937	Granite Real Estate Investment Trust (b)	1,263,162
	TOTAL REIT
	(Cost $494,086)	1,263,162

	MONEY MARKET FUNDS - 4.33%
1,093,981	First American Government Obligations
	Fund, Institutional Class, 0.22% (d)	1,093,981
1,093,982	First American Treasury Obligations
	Fund, Institutional Class, 0.28% (d)	1,093,982
	TOTAL MONEY MARKET FUNDS
	(Cost $2,187,963)	2,187,963
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $32,701,193) - 100.32%	50,698,255
	Liabilities in Excess
	of Other Assets - (0.32)%	(162,994)
	NET ASSETS - 100.00%	$50,535,261

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Non-voting shares.
(d)	Rate shown is the 7-day annualized yield as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2022 (Unaudited)

Shares	COMMON STOCKS - 99.01%	Value
	Aerospace & Defense - 3.07%
700	Northrop Grumman Corp.	$307,580

	Banking - 16.69%
11,000	Bank of America Corp.	392,480
3,900	Citigroup, Inc.	188,019
26,292	First Horizon Corp.	588,415
1,900	JPMorgan Chase & Co.	226,784
7,400	Regions Financial Corp.	153,328
2,500	Truist Financial Corp.	120,875
		1,669,901
	Biotech & Pharmaceuticals - 9.76%
400	AbbVie, Inc.	58,752
2,000	Eli Lilly & Co.	584,260
1,100	Merck & Co., Inc.	97,559
4,800	Pfizer, Inc.	235,536
		976,107
	Chemicals - 1.43%
1,500	Innospec, Inc.	142,965

	Consumer Services - 1.64%
6,800	Rent-A-Center, Inc.	164,016

	Electric Utilities - 3.00%
300	American Electric Power Co., Inc.	29,733
533	Constellation Energy Corp.	31,559
900	Entergy Corp.	106,965
1,600	Exelon Corp.	74,848
800	NextEra Energy, Inc.	56,816
		299,921
	Electrical Equipment - 0.80%
1,100	Carrier Global Corp.	42,097
300	TE Connectivity Ltd. - ADR	37,434
		79,531
	Entertainment Content - 0.87%
3,693	Lions Gate Entertainment
	Corp. - Class B (a) (b)	46,421
1,000	Paramount Global - Class B (b)	29,120
100	Walt Disney Co. (a)	11,163
		86,704

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2022 (Unaudited), Continued

Shares	COMMON STOCKS - 99.01%, Continued	Value
	Food - 1.54%
500	Lamb Weston Holdings, Inc.	$33,050
1,300	Tyson Foods, Inc. - Class A	121,108
		154,158
	Forestry, Paper & Wood Products - 4.88%
30,466	Mercer International, Inc.	487,761

	Home Construction - 0.00%
5	Lennar Corp. - Class B	326

	Institutional Financial Services - 0.61%
200	Goldman Sachs Group, Inc.	61,098

	Insurance - 3.52%
14,573	CNO Financial Group, Inc.	351,792

	Internet Media & Services - 0.71%
400	VeriSign, Inc. (a)	71,476

	Oil & Gas Producers - 19.09%
14,200	BP plc - ADR	407,824
1,000	Chesapeake Energy Corp.	82,020
3,300	Devon Energy Corp.	191,961
31,803	Golar LNG Ltd. (a)	709,843
9,700	Shell plc - ADR	518,271
		1,909,919
	Retail - Consumer Staples - 2.29%
1,500	Wal-Mart Stores, Inc.	229,485

	Retail - Discretionary - 2.90%
1,600	Gap, Inc.	19,872
900	Home Depot, Inc.	270,360
		290,232
	Software - 7.87%
2,600	Microsoft Corp.	721,552
900	Oracle Corp.	66,060
		787,612
	Specialty Finance - 0.94%
2,510	Enova International, Inc. (a)	93,874

	Technology Hardware - 0.66%
1,800	HP, Inc.	65,934

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2022 (Unaudited), Continued

Shares	COMMON STOCKS - 99.01%, Continued	Value
	Technology Services - 14.21%
23,530	KBR, Inc.	$1,158,382
550	Mastercard, Inc. - Class A	199,859
500	Science Applications International Corp.	41,615
100	Visa, Inc. - Class A	21,313
		1,421,169
	Telecommunications - 0.94%
5,000	AT&T, Inc.	94,300

	Tobacco & Cannabis - 0.60%
600	Philip Morris International, Inc.	60,000

	Transportation & Logistics - 0.99%
500	FedEx Corp.	99,370
	TOTAL COMMON STOCKS
	(Cost $5,916,430)	9,905,231

	MONEY MARKET FUNDS - 2.56%
128,365	First American Government Obligations
	Fund, Institutional Class, 0.22% (c)	128,365
128,364	First American Treasury Obligations
	Fund, Institutional Class, 0.28% (c)	128,364
	TOTAL MONEY MARKET FUNDS
	(Cost $256,729)	256,729
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $6,173,159) - 101.57%	10,161,960
	Liabilities in Excess
	of Other Assets - (1.57)%	(157,356)
	NET ASSETS - 100.00%	$10,004,604

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Non-voting shares.
(c)	Rate shown is the 7-day annualized yield as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2022 (Unaudited)

Shares	COMMON STOCKS - 95.83%	Value
	Apparel & Textile Products - 0.22%
200	Carter’s, Inc.	$16,848

	Asset Management - 0.73%
309	Virtus Investment Partners, Inc.	54,742

	Banking - 18.31%
450	First Citizens BancShares, Inc. - Class A	287,721
23,417	First Horizon Corp.	524,072
5,300	Regions Financial Corp.	109,816
2,052	South State Corp.	158,907
6,000	Truist Financial Corp.	290,100
		1,370,616
	Chemicals - 4.31%
3,388	Innospec, Inc.	322,910

	Consumer Services - 1.61%
5,000	Rent-A-Center, Inc.	120,600

	Electric Utilities - 5.53%
2,000	Black Hills Corp.	146,480
400	Entergy Corp.	47,540
1,758	Evergy, Inc.	119,280
2,127	Portland General Electric Co.	100,671
		413,971
	Entertainment Content - 1.69%
3,100	Lions Gate Entertainment
	Corp. - Class B (a) (c)	38,967
3,000	Paramount Global - Class B (c)	87,360
		126,327
	Food - 1.68%
700	ConAgra Foods, Inc.	24,451
266	Lamb Weston Holdings, Inc.	17,583
900	Tyson Foods, Inc. - Class A	83,844
		125,878
	Forestry, Paper & Wood Products - 5.16%
24,100	Mercer International, Inc.	385,841

	Gas & Water Utilities - 1.12%
1,200	National Fuel Gas Co.	84,156

	Health Care Facilities & Services - 1.45%
1,500	Tenet Healthcare Corp. (a)	108,765

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2022 (Unaudited), Continued

Shares	COMMON STOCKS - 95.83%, Continued	Value
	Insurance - 7.76%
11,910	CNO Financial Group, Inc.	$287,508
2,700	Prudential Financial, Inc.	292,977
		580,485
	Internet Media & Services - 0.95%
400	VeriSign, Inc. (a)	71,476

	Leisure Products - 0.99%
5,439	JAKKS Pacific, Inc. (a)	74,242

	Medical Equipment & Devices - 0.53%
300	CONMED Corp.	39,888

	Metals & Mining - 1.50%
8,550	Sprott Physical Uranium Trust (a) (b)	112,478

	Oil & Gas Producers - 10.79%
3,400	Devon Energy Corp.	197,778
27,339	Golar LNG Ltd. (a)	610,207
		807,985
	Oil & Gas Services & Equipment - 7.02%
142,924	TETRA Technologies, Inc. (a)	525,960

	Retail - Discretionary - 0.10%
600	Gap, Inc.	7,452

	Specialty Finance - 3.07%
6,140	Enova International, Inc. (a)	229,636

	Technology Hardware - 1.38%
3,916	Comtech Telecommunications Corp.	53,258
300	F5 Networks, Inc. (a)	50,223
		103,481
	Technology Services - 12.29%
18,185	KBR, Inc.	895,248
300	Science Applications International Corp.	24,969
		920,217
	Telecommunications - 2.14%
8,500	AT&T, Inc.	160,310

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2022 (Unaudited), Continued

Shares	COMMON STOCKS - 95.83%, Continued	Value
	Transportation & Logistics - 5.50%
360,000	Awilco LNG AS (a) (b)	$252,939
800	FedEx Corp.	158,992
		411,931
	TOTAL COMMON STOCKS
	(Cost $5,049,343)	7,176,195

	REIT - 1.10%
	REIT: Industrial - 1.10%
1,100	Granite Real Estate Investment Trust (b)	82,038
	TOTAL REIT
	(Cost $29,536)	82,038

	MONEY MARKET FUNDS - 2.44%
91,415	First American Government Obligations
	Fund, Institutional Class, 0.22% (d)	91,415
91,415	First American Treasury Obligations
	Fund, Institutional Class, 0.28% (d)	91,415
	TOTAL MONEY MARKET FUNDS
	(Cost $182,830)	182,830
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $5,261,709) - 99.37%	7,441,063
	Other Assets in Excess
	of Liabilities - 0.63%	47,238
	NET ASSETS - 100.00%	$7,488,301

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Non-voting shares.
(d)	Rate shown is the 7-day annualzied yield as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2022 (Unaudited)

	Huber Select	Huber
	Large Cap	Small Cap
	Value Fund	Value Fund
ASSETS
Investments in securities, at value
(identified cost $17,920,848 and
$32,701,193, respectively)	$46,097,640	$50,698,255
Cash	—	2,682
Receivables
Fund shares issued	110,000	652
Return of capital receivable	—	1,653
Investment securities sold	—	95,197
Dividends and interest	23,214	26,168
Dividend tax reclaim	11,054	11,973
Prepaid expenses	14,964	14,697
Total assets	46,256,872	50,851,277
LIABILITIES
Payables
Investment securities purchased	321,750	172,623
Advisory fees	18,951	36,221
12b-1 distribution fees	12,439	44,933
Administration fees	10,443	9,839
Audit fees	10,664	10,664
Chief Compliance Officer fee	1,828	1,828
Custody fees	1,801	2,973
Fund accounting fees	5,496	5,545
Shareholder servicing fees	4,828	19,763
Transfer agent fees and expenses	6,479	7,807
Insurance fees	14	16
Trustee fees and expenses	837	821
Accrued expenses	3,976	2,983
Total liabilities	399,506	316,016
NET ASSETS	$45,857,366	$50,535,261

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2022 (Unaudited), Continued

	Huber Select	Huber
	Large Cap	Small Cap
	Value Fund	Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$7,076,492	$24,017,420
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	297,054	1,072,201
Net asset value, offering and
redemption price per share*	$23.82	$22.40
Institutional Class
Net assets applicable to shares outstanding	$38,780,874	$26,517,841
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	1,632,476	1,170,889
Net asset value, offering and
redemption price per share*	$23.76	$22.65
COMPONENTS OF NET ASSETS
Paid-in capital	$19,220,998	$45,358,890
Total distributable earnings	26,636,368	5,176,371
Net assets	$45,857,366	$50,535,261

*	A redemption fee of 1.00% is assessed against shares redeemed within 60 days of purchase.

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2022 (Unaudited)

	Huber	Huber
	Large Cap	Mid Cap
	Value Fund	Value Fund
ASSETS
Investments in securities, at value
(identified cost $6,173,159 and
$5,261,709, respectively)	$10,161,960	$7,441,063
Cash	—	111
Receivables
Fund shares sold	763	—
Investment securities sold	—	42,291
Dividends and interest	6,400	3,627
Dividend tax reclaim	742	126
Due from Adviser (Note 4)	11,361	11,391
Prepaid expenses	27,442	29,336
Total assets	10,208,668	7,527,945
LIABILITIES
Payables
Investment securities purchased	160,864	—
12b-1 distribution fees	3,104	608
Administration fees	9,272	9,210
Audit fees	10,664	10,664
Chief Compliance Officer fee	1,828	1,828
Custody fees	1,493	1,526
Fund accounting fees	5,402	5,492
Shareholder servicing fees	3,118	923
Transfer agent fees and expenses	5,450	5,363
Insurance fees	13	798
Trustee fees and expenses	677	661
Accrued expenses	2,179	2,571
Total liabilities	204,064	39,644
NET ASSETS	$10,004,604	$7,488,301

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2022 (Unaudited), Continued

	Huber	Huber
	Large Cap	Mid Cap
	Value Fund	Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$1,583,206	$509,222
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	86,737	34,844
Net asset value, offering and
redemption price per share*	$18.25	$14.61
Institutional Class
Net assets applicable to shares outstanding	$8,421,398	$6,979,079
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	459,190	476,993
Net asset value, offering and
redemption price per share*	$18.34	$14.63
COMPONENTS OF NET ASSETS
Paid-in capital	$6,873,922	$5,711,826
Total distributable earnings	3,130,682	1,776,475
Net assets	$10,004,604	$7,488,301

*	A redemption fee of 1.00% is assessed against shares redeemed within 60 days of purchase.

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2022 (Unaudited)

	Huber Select	Huber
	Large Cap	Small Cap
	Value Fund	Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and issuance fees
withheld of $1,071 and $7,390, respectively)	$392,799	$347,356
Interest	93	692
Total investment income	392,892	348,048
Expenses
Advisory fees (Note 4)	179,946	255,439
Administration fees (Note 4)	35,009	37,443
Transfer agent fees and expenses (Note 4)	20,486	25,243
Fund accounting fees (Note 4)	16,321	16,788
Registration fees	15,989	16,362
Audit fees	10,664	10,664
12b-1 distribution fees - Investor Class (Note 6)	7,870	18,520
Trustee fees and expenses	6,891	6,899
Chief Compliance Officer fee (Note 4)	5,578	5,578
Miscellaneous expense	3,302	3,608
Legal fees	3,126	3,226
Reports to shareholders	2,942	3,736
Shareholder servicing fees - Investor Class (Note 5)	2,837	8,618
Custody fees (Note 4)	2,269	7,116
Insurance expense	882	967
Total expenses	314,112	420,207
Less: advisory fee waiver (Note 4)	(65,876)	(44,743)
Net expenses	248,236	375,464
Net investment income/(loss)	144,656	(27,416)

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized loss on:
Investments	(627,575)	(1,571,890)
Foreign currency	—	(3,237)
Net change in unrealized appreciation/(depreciation) on:
Investments	(404,184)	271,484
Foreign currency	—	(153)
Net realized and unrealized loss on investments and
foreign currency	(1,031,759)	(1,303,796)
Net Decrease in Net Assets
Resulting from Operations	$(887,103)	$(1,331,212)

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2022 (Unaudited)

	Huber	Huber
	Large Cap	Mid Cap
	Value Fund	Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and issuance fees
withheld of $541 and $348, respectively)	$96,602	$64,036
Interest	90	48
Total investment income	96,692	64,084
Expenses
Administration fees (Note 4)	27,169	27,075
Fund accounting fees (Note 4)	16,373	16,348
Transfer agent fees and expenses (Note 4)	16,295	16,173
Audit fees	10,664	10,665
Registration fees	8,611	8,747
Trustee fees and expenses	6,843	6,851
Chief Compliance Officer fee (Note 4)	5,579	5,578
Miscellaneous expense	3,563	3,529
Legal fees	3,125	3,180
Custody fees (Note 4)	2,837	2,898
12b-1 distribution fees - Investor Class (Note 6)	2,046	138
Reports to shareholders	1,880	1,854
Insurance expense	809	798
Shareholder servicing fees - Investor Class (Note 5)	—	1
Total expenses	105,794	103,835
Less: advisory fee waiver and
expenses reimbursed (Note 4)	(65,246)	(65,938)
Net expenses	40,548	37,897
Net investment income	56,144	26,187

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized loss on:
Investments	(200,537)	(213,399)
Foreign currency	—	(190)
Net change in unrealized appreciation/(depreciation) on:
Investments	(69,123)	162,548
Foreign currency	—	(4)
Net realized and unrealized loss on
investments and foreign currency	(269,660)	(51,045)
Net Decrease in Net Assets
Resulting from Operations	$(213,516)	$(24,858)

The accompanying notes are an integral part of these financial statements.

Huber Select Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2022	Year Ended
	(Unaudited)	October 31, 2021
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$144,656	$292,002
Net realized gain/(loss) on:
Investments	(627,575)	(276,360)
Redemption in-kind	—	16,954,108
Net change in unrealized
appreciation/(depreciation) on investments	(404,184)	485,500
Net increase/(decrease) in net assets
resulting from operations	(887,103)	17,455,250
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(20,037)	(97,496)
Net dividends and distributions to shareholders –
Institutional Class shares	(236,551)	(436,738)
Total distributions to shareholders	(256,588)	(534,234)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(42,330)	(16,822,728)
Total increase/(decrease) in net assets	(1,186,021)	98,288
NET ASSETS
Beginning of period	47,043,387	46,945,099
End of period	$45,857,366	$47,043,387

The accompanying notes are an integral part of these financial statements.

Huber Select Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended
	April 30, 2022		Year Ended
	(Unaudited)		October 31, 2021
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	61,499	$1,509,445	49,258	$951,267
Shares issued on
reinvestments
of distributions	773	18,837	5,049	92,541
Shares redeemed**	(20,987)	(512,210)	(107,344)	(2,181,176)
Net increase/(decrease)	41,285	$1,016,072	(53,037)	$(1,137,368)
** Net of redemption
fees of		$15		$897

	Institutional Class
	Six Months Ended
	April 30, 2022		Year Ended
	(Unaudited)		October 31, 2021
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	167,996	$4,078,319	940,101	$18,733,605
Shares issued on
reinvestments
of distributions	7,238	175,670	15,059	274,823
Shares redeemed
in connection with
redemption in-kind	—	—	(1,774,003)	(33,188,041)
Shares redeemed**	(214,948)	(5,312,391)	(76,101)	(1,505,747)
Net decrease	(39,714)	$(1,058,402)	(894,944)	$(15,685,360)
** Net of redemption
fees of		$107		$4,631

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2022	Year Ended
	(Unaudited)	October 31, 2021
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(27,416)	$(36,037)
Net realized gain/(loss) on:
Investments	(1,571,890)	1,796,225
Foreign currency	(3,237)	748
Redemption in-kind	—	6,042,385
Net change in unrealized
appreciation/(depreciation) on:
Investments	271,484	10,242,121
Foreign currency	(153)	94
Net increase/(decrease) in net assets
resulting from operations	(1,331,212)	18,045,536
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(234,934)	(81,782)
Net dividends and distributions to shareholders –
Institutional Class shares	(312,340)	(63,838)
Total distributions to shareholders	(547,274)	(145,620)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	998,460	389,940
Total increase/(decrease) in net assets	(880,026)	18,289,856
NET ASSETS
Beginning of period	51,415,287	33,125,431
End of period	$50,535,261	$51,415,287

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended
	April 30, 2022		Year Ended
	(Unaudited)		October 31, 2021
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	44,866	$1,054,827	122,896	$2,566,064
Shares issued on
reinvestments
of distributions	10,147	229,323	4,609	79,821
Shares redeemed**	(49,482)	(1,135,416)	(138,434)	(2,874,954)
Net increase/(decrease)	5,531	$148,734	(10,929)	$(229,069)
** Net of redemption
fees of		$1,930		$2,733

	Institutional Class
	Six Months Ended
	April 30, 2022		Year Ended
	(Unaudited)		October 31, 2021
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	57,686	$1,356,576	644,995	$14,917,320
Shares issued on
reinvestments
of distributions	5,443	124,261	1,303	22,796
Shares redeemed
in connection with
redemption in-kind	—	—	(756,500)	(13,527,498)
Shares redeemed**	(27,698)	(631,111)	(49,861)	(793,609)
Net increase/(decrease)	35,431	$849,726	(160,063)	$619,009
** Net of redemption
fees of		$2,123		$2,199

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2022	Year Ended
	(Unaudited)	October 31, 2021
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$56,144	$117,105
Net realized loss on:
Investments	(200,537)	(137,089)
Foreign currency	—	(177)
Net change in unrealized
appreciation/(depreciation) on investments	(69,123)	2,726,805
Net increase/(decrease) in net assets
resulting from operations	(213,516)	2,706,644
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(18,780)	(18,764)
Net dividends and distributions to shareholders –
Institutional Class shares	(111,808)	(55,823)
Total distributions to shareholders	(130,588)	(74,587)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	(105,611)	3,959,959
Total increase/(decrease) in net assets	(449,715)	6,592,016
NET ASSETS
Beginning of period	10,454,319	3,862,303
End of period	$10,004,604	$10,454,319

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended
	April 30, 2022		Year Ended
	(Unaudited)		October 31, 2021
Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,742	$33,476	11,252	$209,192
Shares issued on
reinvestments
of distributions	1,009	18,780	1,248	18,764
Shares redeemed	(3,165)	(60,345)	(6,867)	(123,820)
Net increase/(decrease)	(414)	$(8,089)	5,633	$104,136

	Institutional Class
	Six Months Ended
	April 30, 2022		Year Ended
	(Unaudited)		October 31, 2021
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	2,783	$53,716	261,609	$4,000,000
Shares issued on
reinvestments
of distributions	2,611	48,777	3,699	55,823
Shares redeemed	(10,263)	(200,015)	(11,507)	(200,000)
Net increase/(decrease)	(4,869)	$(97,522)	253,801	$3,855,823

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2022	Year Ended
	(Unaudited)	October 31, 2021
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$26,187	$33,502
Net realized gain/(loss) on:
Investments	(213,399)	20,220
Foreign currency	(190)	(91)
Net change in unrealized
appreciation/(depreciation) on:
Investments	162,548	1,942,533
Foreign currency	(4)	6
Net increase/(decrease) in net assets
resulting from operations	(24,858)	1,996,170
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(4,836)	(2,080)
Net dividends and distributions to shareholders –
Institutional Class shares	(73,192)	(13,526)
Total distributions to shareholders	(78,028)	(15,606)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	123,516	3,921,182
Total increase in net assets	20,630	5,901,746
NET ASSETS
Beginning of period	7,467,671	1,565,925
End of period	$7,488,301	$7,467,671

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended
	April 30, 2022		Year Ended
	(Unaudited)		October 31, 2021
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	5,491	$82,339	8,089	$115,670
Shares issued on
reinvestments
of distributions	334	4,836	180	2,080
Shares redeemed**	(5,402)	(81,009)	(660)	(9,764)
Net increase	423	$6,166	7,609	$107,986
** Net of redemption
fees of		$19		$—

	Institutional Class
	Six Months Ended
	April 30, 2022		Year Ended
	(Unaudited)		October 31, 2021
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	6,555	$97,637	346,021	$4,000,000
Shares issued on
reinvestments
of distributions	1,348	19,545	1,172	13,526
Shares redeemed**	(6)	168	(15,266)	(200,330)
Net increase	7,897	$117,350	331,927	$3,813,196
** Net of redemption
fees of		$265		$—

The accompanying notes are an integral part of these financial statements.

Huber Select Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2022
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value,
beginning of period	$24.44		$16.33	$17.63	$15.94	$15.76	$12.90

Income from
investment operations:
Net investment income^	0.03		0.11	0.10	0.14	0.13	0.17
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(0.57)		8.33	(1.26)	1.74	0.15	2.86
Total from
investment operations	(0.54)		8.44	(1.16)	1.88	0.28	3.03

Less distributions:
From net investment income	(0.08)		(0.33)	(0.14)	(0.19)	(0.10)	(0.17)
Redemption fees retained^+	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$23.82		$24.44	$16.33	$17.63	$15.94	$15.76

Total return	-2.23	%‡	52.32%	-6.68%	12.03%	1.79%	23.71%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$7,076		$6,251	$5,043	$6,258	$6,023	$7,346
Ratio of expenses to
average net assets:
Before advisory fee waiver	1.60	%†	1.67%	1.66%	1.57%	1.45%	1.70%
After advisory fee waiver	1.33	%†	1.26%	1.35%	1.34%	1.25%	1.37%
Ratio of net investment income
to average net assets:
Before advisory fee waiver	0.04	%†	0.09%	0.30%	0.64%	0.59%	0.85%
After advisory fee waiver	0.31	%†	0.50%	0.61%	0.87%	0.79%	1.18%
Portfolio turnover rate	26.02	%‡	48.63%	19.50%	19.52%	20.00%	20.49%

+	Less than $0.005 per share.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Select Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2022
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value,
beginning of period	$24.39		$16.32	$17.62	$15.92	$15.81	$12.95

Income from
investment operations:
Net investment income^	0.08		0.16	0.17	0.20	0.17	0.22
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(0.57)		8.31	(1.28)	1.73	0.16	2.87
Total from
investment operations	(0.49)		8.47	(1.11)	1.93	0.33	3.09

Less distributions:
From net investment income	(0.14)		(0.40)	(0.19)	(0.23)	(0.22)	(0.23)
Redemption fees retained	0.00	^+	0.00 ^+	0.00 ^+	0.00 ^+	—	—
Net asset value, end of period	$23.76		$24.39	$16.32	$17.62	$15.92	$15.81

Total return	-2.03	%‡	52.71%	-6.38%	12.43%	2.07%	24.10%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$38,781		$40,792	$41,902	$43,912	$59,825	$80,948
Ratio of expenses to
average net assets:
Before advisory fee waiver	1.26	%†	1.40%	1.30%	1.22%	1.19%	1.33%
After advisory fee waiver	0.99	%†	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income
to average net assets:
Before advisory fee waiver	0.38	%†	0.36%	0.66%	0.99%	0.84%	1.18%
After advisory fee waiver	0.65	%†	0.77%	0.97%	1.22%	1.04%	1.52%
Portfolio turnover rate	26.02	%‡	48.63%	19.50%	19.52%	20.00%	20.49%

+	Less than $0.005 per share.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2022
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value,
beginning of period	$23.21		$13.86	$18.02	$16.74	$17.12	$14.26

Income from
investment operations:
Net investment
income/(loss)^	(0.03)		(0.04)	0.00 +	0.00 +	0.04	0.09
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(0.56)		9.47	(4.15)	1.31	(0.30)	2.96
Total from
investment operations	(0.59)		9.43	(4.15)	1.31	(0.26)	3.05

Less distributions:
From net investment income	(0.22)		(0.08)	(0.01)	(0.03)	(0.12)	(0.19)
Redemption fees retained^+	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$22.40		$23.21	$13.86	$18.02	$16.74	$17.12

Total return	-2.54	%‡	68.19%	-23.03%	7.97%	-1.64%	21.43%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$24,017		$24,753	$14,937	$21,003	$24,478	$25,129
Ratio of expenses to
average net assets:
Before advisory fee waiver	1.74	%†	1.86%	2.03%	1.77%	1.65%	1.65%
After advisory fee waiver	1.57	%†	1.56%	1.65%	1.58%	1.56%	1.63%
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver	(0.39	%)†	(0.48%)	(0.35%)	(0.16%)	0.11%	0.53%
After advisory fee waiver	(0.22	%)†	(0.18%)	0.03%	0.03%	0.20%	0.55%
Portfolio turnover rate	19.46	%‡	75.60%	71.53%	37.26%	39.04%	23.48%

+	Less than $0.005 per share.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2022
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value,
beginning of period	$23.48		$14.04	$18.23	$16.95	$17.35	$14.45

Income from
investment operations:
Net investment income^	0.00	+	0.01	0.05	0.04	0.08	0.14
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(0.56)		9.56	(4.20)	1.32	(0.30)	2.99
Total from
investment operations	(0.56)		9.57	(4.15)	1.36	(0.22)	3.13

Less distributions:
From net investment income	(0.27)		(0.13)	(0.04)	(0.08)	(0.18)	(0.23)
Redemption fees retained^+	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$22.65		$23.48	$14.04	$18.23	$16.95	$17.35

Total return	-2.41	%‡	68.47%	-22.80%	8.16%	-1.36%	21.74%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$26,518		$26,662	$18,188	$20,051	$43,959	$66,177
Ratio of expenses to
average net assets:
Before advisory fee waiver	1.52	%†	1.65%	1.73%	1.54%	1.43%	1.36%
After advisory fee waiver	1.35	%†	1.35%	1.35%	1.35%	1.32%	1.33%
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver	(0.17	%)†	(0.27%)	(0.05%)	0.07%	0.35%	0.81%
After advisory fee waiver	0.00	%†	0.03%	0.33%	0.26%	0.46%	0.84%
Portfolio turnover rate	19.46	%‡	75.60%	71.53%	37.26%	39.04%	23.48%

+	Less than $0.005 per share.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2022
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value,
beginning of period	$18.89		$13.18	$15.69	$14.58	$14.48	$11.73

Income from
investment operations:
Net investment income^	0.08		0.20	0.20	0.22	0.17	0.21
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(0.50)		5.74	(2.52)	1.08	0.14	2.74
Total from
investment operations	(0.42)		5.94	(2.32)	1.30	0.31	2.95

Less distributions:
From net investment income	(0.22)		(0.23)	(0.19)	(0.19)	(0.21)	(0.20)
Net asset value, end of period	$18.25		$18.89	$13.18	$15.69	$14.58	$14.48

Total return	-2.27	%‡	45.52%	-15.00%	9.17%	2.15%	25.37%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$1,583		$1,646	$1,074	$1,296	$1,222	$1,582
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	2.27	%†	2.74%	4.94%	4.52%	4.27%	4.42%
After advisory fee waiver and
expense reimbursement	1.00	%†	0.89%	1.00%	0.85%	0.94%	0.89%
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	(0.39	%)†	(0.66%)	(2.58%)	(2.17%)	(2.21%)	(1.90%)
After advisory fee waiver and
expense reimbursement	0.88	%†	1.19%	1.36%	1.50%	1.12%	1.63%
Portfolio turnover rate	25.09	%‡	26.45%	36.17%	35.66%	25.80%	34.31%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2022
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value,
beginning of period	$18.98		$13.26	$15.75	$14.66	$14.55	$11.80

Income from
investment operations:
Net investment income^	0.11		0.23	0.23	0.23	0.19	0.23
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(0.51)		5.76	(2.51)	1.09	0.16	2.75
Total from
investment operations	(0.40)		5.99	(2.28)	1.32	0.35	2.98

Less distributions:
From net investment income	(0.24)		(0.27)	(0.21)	(0.23)	(0.24)	(0.23)
Net asset value, end of period	$18.34		$18.98	$13.26	$15.75	$14.66	$14.55

Total return	-2.13	%‡	45.66%	-14.73%	9.25%	2.37%	25.53%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$8,422		$8,808	$2,788	$3,805	$3,482	$3,401
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	2.02	%†	2.60%	4.69%	4.42%	4.09%	4.25%
After advisory fee waiver and
expense reimbursement	0.75	%†	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	(0.14	%)†	(0.52%)	(2.33%)	(2.07%)	(2.06%)	(1.72%)
After advisory fee waiver and
expense reimbursement	1.13	%†	1.33%	1.61%	1.60%	1.28%	1.78%
Portfolio turnover rate	25.09	%‡	26.45%	36.17%	35.66%	25.80%	34.31%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2022
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value,
beginning of period	$14.80		$9.53	$12.32	$12.29	$12.16	$10.41
Income from
investment operations:
Net investment income^	0.05		0.05	0.04	0.05	0.04	0.10
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(0.10)		5.30	(2.83)	0.10	0.17	1.91
Total from
investment operations	(0.05)		5.35	(2.79)	0.15	0.21	2.01
Less distributions:
From net investment income	(0.14)		(0.08)	0.00	(0.12)	(0.08)	(0.10)
From net realized
gain on investments	—		—	—	—	—	(0.16)
Total distributions	(0.14)		(0.08)	0.00	(0.12)	(0.08)	(0.26)
Net asset value, end of period	$14.61		$14.80	$9.53	$12.32	$12.29	$12.16
Total return	-0.33	%‡	56.34%	-22.65%	1.32%	1.70%	19.49%+
Ratios/supplemental data:
Net assets, end
of period (thousands)	$509		$510	$256	$331	$478	$230
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	2.80	%†	3.71%	13.99%	12.16%	11.13%	13.89%
After advisory fee waiver and
expense reimbursement	1.05	%†	1.14%	1.30%	1.08%	1.19%	1.27%
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	(1.10	%)†	(2.18%)	(12.29%)	(10.62%)	(9.65%)	(11.74%)
After advisory fee waiver and
expense reimbursement	0.65	%†	0.39%	0.40%	0.46%	0.29%	0.88%
Portfolio turnover rate	34.29	%‡	59.38%	118.94%	90.36%	42.91%	95.79%

^	Based on average shares outstanding.
+
Includes increase from payments made by the Adviser and net gain realized of 0.00% related to the disposal of securities held in violation of an investment restriction.  Refer to Note 10 for further details.

†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2022
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value,
beginning of period	$14.83		$9.55	$12.33	$12.33	$12.20	$10.44
Income from
investment operations:
Net investment income^	0.05		0.08	0.07	0.06	0.06	0.13
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(0.10)		5.30	(2.85)	0.09	0.18	1.92
Total from
investment operations	(0.05)		5.38	(2.78)	0.15	0.24	2.05
Less distributions:
From net investment income	(0.15)		(0.10)	0.00	(0.15)	(0.11)	(0.13)
From net realized
gain on investments	—		—	—	—	—	(0.16)
Total distributions	(0.15)		(0.10)	0.00	(0.15)	(0.11)	(0.29)
Net asset value, end of period	$14.63		$14.83	$9.55	$12.33	$12.33	$12.20
Total return	-0.29	%‡	56.61%	-22.55%	1.35%	1.95%	19.78%+
Ratios/supplemental data:
Net assets, end
of period (thousands)	$6,979		$6,958	$1,310	$1,549	$1,416	$1,389
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	2.75	%†	3.57%	13.69%	12.08%	11.19%	13.77%
After advisory fee waiver and
expense reimbursement	1.00	%†	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	(1.05	%)†	(2.05%)	(11.99%)	(10.54%)	(9.75%)	(11.62%)
After advisory fee waiver and
expense reimbursement	0.70	%†	0.52%	0.70%	0.54%	0.44%	1.15%
Portfolio turnover rate	34.29	%‡	59.38%	118.94%	90.36%	42.91%	95.79%

^	Based on average shares outstanding.
+
Includes increase from payments made by the Adviser and net gain realized of 0.00% related to the disposal of securities held in violation of an investment restriction.  Refer to Note 10 for further details.

†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

The Huber Select Large Cap Value Fund, the Huber Small Cap Value Fund, the Huber Large Cap Value Fund, and the Huber Mid Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the Huber Select Large Cap Value Fund (the “Select Large Cap Value Fund”), Huber Large Cap Value Fund (the “Large Cap Value Fund”), and the Huber Mid Cap Value Fund (the “Mid Cap Value Fund”) is current income and capital appreciation.  The investment objective of the Huber Small Cap Value Fund (the “Small Cap Value Fund”) is capital appreciation.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The Investor Class of the Select Large Cap Value Fund and the Small Cap Value Fund commenced operations on June 29, 2007.  As of October 25, 2011, the former Institutional shares were re-designated as Investor Class shares.  The Select Large Cap Value Fund and the Small Cap Value Institutional Classes subsequently commenced operations on October 25, 2011. The Large Cap Value Fund commenced operations on December 31, 2012.  The Mid Cap Value Fund commenced operations on December 31, 2015.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited), Continued

events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specified cost.  Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Funds distribute substantially all net investment income, if any, annually and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited), Continued

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

F.
Redemption Fees: The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  The redemption fees retained by each Fund are disclosed in the statements of changes.

G.
REITs:  The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

H.
Foreign Currency:  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

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NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited), Continued

I.
Accounting Pronouncements:  In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  Management is currently evaluating the potential impact of Rule 18f-4 on the Funds.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Funds will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

J.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of April 30, 2022, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

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NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited), Continued

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speed, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 EST).

Equity Securities – The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  To the extent, these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

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NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited), Continued

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of April 30, 2022:

Select Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$173,466	$—	$—	$173,466
Consumer Discretionary	2,874,099	—	—	2,874,099
Consumer Staples	1,303,663	—	—	1,303,663
Energy	6,822,083	—	—	6,822,083
Financials	5,190,779	—	—	5,190,779
Health Care	8,015,959	—	—	8,015,959
Industrials	4,194,651	—	—	4,194,651
Materials	2,268,905	—	—	2,268,905
Technology	14,163,044	—	—	14,163,044
Utilities	690,654	—	—	690,654
Total Common Stocks	45,697,303	—	—	45,697,303
Money Market Funds	400,337	—	—	400,337
Total Investments
in Securities	$46,097,640	$—	$—	$46,097,640

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NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited), Continued

Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$1,704,492	$—	$—	$1,704,492
Consumer Discretionary	5,373,877	—	—	5,373,877
Energy	8,602,464	—	—	8,602,464
Financials	13,949,381	—	—	13,949,381
Health Care	3,225,490	—	—	3,225,490
Industrials	1,314,937	—	—	1,314,937
Materials	4,264,116	—	—	4,264,116
Technology	7,120,645	—	—	7,120,645
Utilities	1,691,728	—	—	1,691,728
Total Common Stocks	47,247,130	—	—	47,247,130
REIT	1,263,162	—	—	1,263,162
Money Market Funds	2,187,963	—	—	2,187,963
Total Investments
in Securities	$50,698,255	$—	$—	$50,698,255

Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$252,480	$—	$—	$252,480
Consumer Discretionary	454,574	—	—	454,574
Consumer Staples	443,643	—	—	443,643
Energy	1,909,919	—	—	1,909,919
Financials	2,176,665	—	—	2,176,665
Health Care	976,107	—	—	976,107
Industrials	486,481	—	—	486,481
Materials	630,726	—	—	630,726
Technology	2,274,715	—	—	2,274,715
Utilities	299,921	—	—	299,921
Total Common Stocks	9,905,231	—	—	9,905,231
Money Market Funds	256,729	—	—	256,729
Total Investments
in Securities	$10,161,960	$—	$—	$10,161,960

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NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited), Continued

Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$358,113	$—	$—	$358,113
Consumer Discretionary	219,142	—	—	219,142
Consumer Staples	125,878	—	—	125,878
Energy	1,333,945	—	—	1,333,945
Financials	2,235,479	—	—	2,235,479
Health Care	148,653	—	—	148,653
Industrials	411,931	—	—	411,931
Materials	821,229	—	—	821,229
Technology	1,023,698	—	—	1,023,698
Utilities	498,127	—	—	498,127
Total Common Stocks	7,176,195	—	—	7,176,195
REIT	82,038	—	—	82,038
Money Market Funds	182,830	—	—	182,830
Total Investments
in Securities	$7,441,063	$—	$—	$7,441,063

Refer to the Funds’ schedule of investments for a detailed break-out of common stocks by industry classification.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Huber Capital Management, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Select Large Cap Value Fund pays fees calculated at an annual rate of 0.99% based upon the Fund’s average daily net assets for the first $10 billion, 0.75% based upon the Fund’s average daily net assets for the next $10 billion, and 0.50% based upon the Fund’s

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NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited), Continued

average daily net assets in excess of $20 billion.  For the period February 28, 2022 through February 27, 2023, the Adviser has agreed to voluntarily reduce the Select Large Cap Value Fund’s contractual management fee from 0.99% to 0.75%. The Small Cap Value Fund pays fees calculated at an annual rate of 1.35% based upon the Fund’s average daily net assets for the first $5 billion and 1.00% based upon the Fund’s average daily net assets in excess of $5 billion. For the period February 28, 2022 through February 27, 2023, the Adviser has agreed to voluntarily reduce the Small Cap Value Fund’s contractual management fee from 1.35% to 0.99%. The Large Cap Value Fund pays fees calculated at an annual rate of 0.75% based upon the Fund’s average daily net assets for the first $10 billion and 0.50% based upon the Fund’s average daily net assets in excess of $10 billion.  For the period February 28, 2022 through February 27, 2023, the Adviser has agreed to voluntarily reduce the Large Cap Value Fund’s contractual management fee from 0.75% to 0.00%.  The Mid Cap Value Fund pays fees calculated at an annual rate of 1.00% based upon the Fund’s average daily net assets.  For the period February 28, 2022 through February 27, 2023, the Adviser has agreed to voluntarily reduce the Mid Cap Value Fund’s contractual management fee from 1.00% to 0.00%.  For the six months ended April 30, 2022, the advisory fees incurred by the Funds are disclosed in the statements of operations.

The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding class specific expenses such as the 0.25% 12b-1 fees applied to the Investor Class, 0.15% shareholder servicing fees applied to the Investor Class and 0.10% applied to the Institutional Class of the Mid Cap Value Fund, acquired fund fees and expenses, interest expense, taxes and extraordinary expenses) to the extent necessary to limit the Funds’ aggregate annual operating expenses as follows:

Expense Caps
Select Large Cap Value Fund	0.99%
Small Cap Value Fund	1.35%
Large Cap Value Fund	0.75%
Mid Cap Value Fund	1.00%

Percent of average daily net assets of the Funds.

Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or

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NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited), Continued

(2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended April 30, 2022, the Adviser reduced its fees and absorbed Fund expenses in the amount of $65,876 for the Select Large Cap Value Fund, $44,743 for the Small Cap Value Fund, $65,246 for the Large Cap Value Fund, and $65,938 for the Mid Cap Value Fund.

No amounts were recouped by the Adviser. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

	Select
	Large Cap	Small Cap	Large Cap	Mid Cap
Date	Value Fund	Value Fund	Value Fund	Value Fund
10/31/2022	$71,874	$64,132	$89,432	$97,489
10/31/2023	150,039	132,640	181,127	201,442
10/31/2024	163,721	120,526	165,712	167,037
4/30/2025	65,876	44,743	65,246	65,938
	$451,510	$362,041	$501,517	$531,906

Fund Services serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as Custodian (the “Custodian”) to the Funds.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board.  The officers of the Trust, including the Chief Compliance Officer, are also employees of Fund Services.  Fees paid by the Funds to Fund Services for these services for the six months ended April 30, 2022, are disclosed in the statements of operations.

Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  Quasar is a wholly owned broker-dealer subsidiary of Foreside Financial Group, LLC.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Investor Class of the Funds may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each Investor Class and at an annual rate of up to 0.10% of the average daily net assets of the Institutional Class of the Mid Cap Value Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing

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NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited), Continued

such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the six months ended April 30, 2022, the shareholder servicing fees accrued by the Funds’ Investor Class are disclosed in the statements of operations.

NOTE 6 – 12B-1 DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class’ average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares.  For the six months ended April 30, 2022, the 12b-1 fees accrued by each Fund’s Investor Class are disclosed in the statements of operations.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2022, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Select Large	Small Cap	Large Cap	Mid Cap
	Cap Value Fund	Value Fund	Value Fund	Value Fund
Purchases	$12,457,105	$10,174,777	$2,536,901	$2,659,020
Sales	12,608,958	9,697,954	2,731,154	2,518,759

During the six months ended April 30, 2022, there were no purchases and sales of U.S. Government securities in any of the Funds.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended April 30, 2022 and the year ended October 31, 2021 was as follows:

	Select Large Cap Value Fund
	Six Months Ended	Year Ended
	April 30, 2022	October 31, 2021
Ordinary income	$256,588	$534,234

	Small Cap Value Fund
	Six Months Ended	Year Ended
	April 30, 2022	October 31, 2021
Ordinary income	$547,274	$145,620

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NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited), Continued

	Large Cap Value Fund
	Six Months Ended	Year Ended
	April 30, 2022	October 31, 2021
Ordinary income	$130,588	$74,587

	Mid Cap Value Fund
	Six Months Ended	Year Ended
	April 30, 2022	October 31, 2021
Ordinary income	$78,028	$15,606

As of October 31, 2021, the Funds’ most recent completed fiscal year end, components of accumulated earnings/(losses) on a tax basis were as follows:

	Select
	Large Cap	Small Cap
	Value Fund	Value Fund
Cost of investments for tax purposes (a)	$18,516,443	$34,481,155
Gross tax unrealized appreciation	28,762,336	18,485,556
Gross tax unrealized depreciation	(218,896)	(1,296,694)
Net tax unrealized appreciation	28,543,440	17,188,862
Net unrealized depreciation
on foreign currency	—	(277)
Undistributed ordinary income	170,897	523,636
Undistributed long-term capital gain	—	—
Total distributable earnings	170,897	523,636
Other accumulated losses	(934,278)	(10,657,364)
Total accumulated earnings/(losses)	$27,780,059	$7,054,857

	Large Cap	Mid Cap
	Value Fund	Value Fund
Cost of investments for tax purposes (a)	$6,441,641	$5,468,893
Gross tax unrealized appreciation	4,120,320	2,017,620
Gross tax unrealized depreciation	(91,887)	(62,903)
Net tax unrealized appreciation	4,028,433	1,954,717
Net unrealized appreciation
on foreign currency	—	8
Undistributed ordinary income	106,356	65,790
Undistributed long-term capital gain	—	—
Total distributable earnings	106,356	65,790
Other accumulated losses	(660,003)	(141,154)
Total accumulated earnings/(losses)	$3,474,786	$1,879,361

(a)	The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sales.

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NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited), Continued

At October 31, 2021, the Funds had capital loss carryforwards as follows:

	Capital Loss Carryforwards
	Short-Term	Long-Term
Select Large Cap Value Fund	$(873,231)	$(61,047)
Small Cap Value Fund	(7,145,822)	(3,362,745)
Large Cap Value Fund	(496,503)	(163,500)
Mid Cap Value Fund	(100,946)	(40,208)

These capital losses may be carried forward indefinitely to offset future gains.

NOTE 9 – CONTROL OWNERSHIP

A beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of April 30, 2022, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Select Large Cap Value Fund	Investor Class	Institutional Class
RBC Capital Markets LLC	—	50.23%
National Financial Services LLC	31.30%	—

Small Cap Value Fund	Investor Class	Institutional Class
National Financial Services LLC	—	43.49%
Shadowlawn Investments LP	48.37%	—

Large Cap Value Fund	Investor Class	Institutional Class
Lizanne Falsetto Living Trust	—	57.30%
Morgan Stanley Smith Barney LLC	71.00%	27.53%

Mid Cap Value Fund	Investor Class	Institutional Class
Lizanne Falsetto Living Trust	—	72.94%
Hilton Family Trust	67.37%	—

NOTE 10 – ADVISOR REIMBURSEMENT FOR LOSS

On March 28, 2017, the Fund received a reimbursement of $94 from the Adviser related to net losses incurred on the disposal of investments that were purchased in violation of the Fund’s investment restrictions during the year ended October 31, 2017.

NOTE 11 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

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NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited), Continued

•
Foreign Securities and Emerging Markets Risk – Investments in foreign securities and emerging markets are subject to special risks. Each Fund’s returns and net asset value (“NAV”) may be affected by several factors, including those described below.

Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Funds’ investments.  The exchange rates between U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of the Funds’ investments.

Foreign securities are also subject to higher political, social and economic risks. These risks include, but are not limited to, a downturn in the country’s economy, excessive taxation, political instability, and expropriation of assets by foreign governments. Compared to the U.S., foreign governments and markets often have less stringent accounting, disclosure, and financial reporting requirements.

In addition, each Fund may invest in emerging markets. Emerging markets are those of countries with immature economic and political structures. These markets are more volatile than the markets of developed countries.

•
Initial Public Offering (“IPO”) Risk – The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. Although IPO investments may have had a positive impact on certain Funds’ performance in the past, there can be no assurance that the Funds will identify favorable IPO positions in the future. As a Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

•
Value Style Investing Risk – Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what an Adviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The Funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the Adviser to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the Adviser investing in such securities, if other investors

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NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited), Continued

fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A Fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under-perform growth stocks.

•
Sector Emphasis Risk – The Adviser’s value investment strategy of identifying investment opportunities through a bottom-up process emphasizing internally generated fundamental research, may from time to time result in the Funds investing significant amounts of their portfolios in securities of issuers principally engaged in the same or related businesses. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect a single business or a group of related businesses. Sector emphasis risk is the risk that the securities of companies in such business or businesses, if comprising a significant portion of the Funds’ portfolios, could react in some circumstances negatively to these or other developments and adversely affect the value of the portfolio to a greater extent than if such business or businesses comprised a lesser portion of a Fund’s portfolio.

•
Technology, Hardware and Services Sector – Technology, hardware and services companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by these companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of technology hardware companies depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Many of these companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

•
General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited), Continued

Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of a Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which a Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

•
Small Companies Risk (Small Cap Value Fund only) – Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies. Small-sized companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of those companies may have limited market liquidity and their prices may be more volatile.

•
Mid-Sized Company Risk (Mid Cap Value Fund only) – Investing in securities of mid cap companies may involve greater risk than investing in larger, more established companies because they can be subject to more abrupt or erratic share price changes. Smaller companies may have limited

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited), Continued

product lines, or limited market or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile. These stocks present greater risks than securities of larger, more diversified companies.

NOTE 12 – TRUSTEES AND OFFICERS

Gail Duree retired as an Independent Trustee effective December 31, 2021. Michelle Sanville-Seebold resigned as Deputy Chief Compliance Officer effective May 27, 2022.

Huber Funds

NOTICE TO SHAREHOLDERS at April 30, 2022 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-888-482-3726 (888-HUBERCM) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-888-482-3726 (888-HUBERCM).  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at http://www.sec.gov.  Information included in the Funds’ Form N-PORT is also available by calling 1-888-482-3726 (888-HUBERCM).

Huber Funds

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Funds’ transfer agent toll free at 1-888-482-3726 (888-HUBERCM) to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Huber Select Large Cap Value Fund
Huber Small Cap Value Fund
Huber Large Cap Value Fund
Huber Mid Cap Value Fund

At meetings held on October 18 and December 7-8, 2021, the Board (which is comprised of four persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Huber Capital Management, LLC (the “Adviser”) on behalf of the Huber Select Large Cap Value Fund (the “Select Large Cap Value Fund”), Huber Small Cap Value Fund (the “Small Cap Value Fund”), Huber Large Cap Value Fund (the “Large Cap Value Fund”) and Huber Mid Cap Value Fund (the “Mid Cap Fund”) (collectively, the “Funds”).  At both meetings, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determination.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio manager, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, liquidity risk management program, business continuity plan, and risk management process.  The Board further considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser via videoconference to discuss the Funds’ performance and investment outlook as well as various marketing and compliance topics.  The Board concluded that the Adviser had the quality

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of each Fund as of June 30, 2021, on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”), and the Adviser’s similarly managed accounts.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing performance against the comparative Morningstar peer group universe, the Board took into account that the investment objectives and strategies of each Fund, its focus on tax efficiency as well as its level of risk tolerance, may differ significantly from funds in the peer universe.  When reviewing the Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks.  In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

Select Large Cap Value Fund: The Board noted that the Fund underperformed the Morningstar peer group average for the one-year period and outperformed for the three- and five-year periods ended June 30, 2021.  The Board also considered that the Fund performed below the average of its Cohort for the one-year period and above the average for the three- and five-year periods ended June 30, 2021.  The Board also reviewed the performance of the Fund against broad-based securities market benchmarks, noting that it had underperformed its primary benchmark index for the one- and ten-year periods, and outperformed over the three- and five-year periods ended June 30, 2021.

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

Small Cap Value Fund:  The Board noted that the Fund outperformed the Morningstar peer group average and its Cohort average for the one- and five-year periods, but underperformed over the three-year period ended June 30, 2021.  The Board also reviewed the performance of the Fund against broad-based securities market benchmarks, noting that it had underperformed its primary benchmark index for the one-, three- and five-year periods ended June 30, 2021.

Large Cap Value Fund:  The Board noted that the Fund underperformed the Morningstar peer group average and its Cohort average for the one-, three-, and five-year periods ended June 30, 2021.  The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark index for the one-, three-, and five-year periods ended June 30, 2021.

Mid Cap Value Fund:  The Board noted that the Fund underperformed the Morningstar peer group average for the one-, three-, and five-year periods ended June 30, 2021.  The Board considered that the Fund outperformed its Cohort average over the one-year period, but underperformed over the three- and five-year periods. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark index for the one-, three-, and five-year periods ended June 30, 2021.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total expenses of the Funds, the Board reviewed comparisons to the applicable Morningstar peer funds, the Cohort, and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements, if any, for each Fund.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Select Large Cap Value Fund: The Board noted that the contractual advisory fee is 0.99%, but the Adviser has voluntarily lowered this to 0.75%.  The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.99% for the Fund (excluding certain operating expenses and class-level expenses, the “Expense Cap”).  The Board noted that the Fund’s total net expense ratio and contractual management fee was above the Morningstar peer group median and average, as well as the median and average of the Cohort.  The

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

Board found that the contractual management fees charged to the Fund were generally above the fees charged to its institutional separate account clients, noting the Adviser represented that there are higher costs associated with managing the Fund and that the minimum investment amount for the separate account clients is much higher than that of the Fund.

Small Cap Value Fund:  The Board noted that the contractual advisory fee is 1.35%, but the Adviser has voluntarily lowered this to 0.99%.  The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 1.35% for the Fund (excluding certain operating expenses and class-level expenses, the “Expense Cap”). The Board noted that the Fund’s total net expense ratio and contractual management fee was above the Morningstar peer group median and average, as well as above the peer group median and average of the Cohort.  The Board found that the management fees charged to the Fund were generally above the fees charged to its institutional separate account clients, noting the Adviser represented that there are higher costs associated with managing the Fund.

Large Cap Value Fund:  The Board noted that the contractual advisory fee is 0.75%, but the Adviser has voluntarily lowered this to 0.00%.  The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.75% for the Fund (excluding certain operating expenses and class-level expenses, the “Expense Cap”). The Board noted that the Fund’s total net expense ratio and the management fee were below the Morningstar peer group median and average. The Board also noted that the Fund’s management fee was below the Cohort average and median, but above the median and average of the Cohort’s total net expense ratio.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the Adviser did not receive any advisory fees from the Fund during the year ended June 30, 2021.  The Board found that the management fees charged to the Fund were generally above the fees charged to its institutional separate account clients, noting the Adviser represented that there are higher costs associated with managing the Fund and the higher minimum investment size for the separate account clients.

Mid Cap Value Fund: The Board noted that the contractual advisory fee is 1.00%, but the Adviser has voluntarily lowered this to 0.00%.  The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 1.00% for the Fund (excluding certain operating expenses and class-level expenses, the “Expense Cap”). The

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

Board noted that the Fund’s management fee and total net expense ratio for the Fund were below the Morningstar peer group median and average. The Board also noted that the Fund’s management fee was below the Cohort median and average, but higher than the Cohort’s total net expense ratio median and average. The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the Adviser did not receive any advisory fees from the Fund during the year ended June 30, 2021.  The Board found that the management fees charged to the Fund were generally above the fees charged to its institutional separate account clients, noting the Adviser represented that there are higher costs associated with managing the Fund and the higher minimum investment size for the separate account clients.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders, noting that the Advisory Agreement provides for breakpoints when the Funds reach certain asset levels (beginning at $10 billion for the Large Cap Value Fund, $5 billion for the Small Cap Value Fund and $10 billion for the Select Large Cap Value Fund).  The Board noted that these breakpoint levels were significantly above each respective Fund’s current asset level and that they would continue to review economies of scale at asset levels that were below these breakpoint levels. The Board also noted that the Mid Cap Value Fund does not have breakpoints in its advisory fee schedule. The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps.  The Board also noted that the Adviser had voluntarily reduced each Fund’s advisory fee and continued to waive all or a portion of each Fund’s advisory fee to maintain the expense caps, and therefore, at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders. As a result, the Board concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels increase.  The Board noted that the current breakpoint schedules in the Advisory Agreement may be adjusted if additional significant economies of scale are realized as Fund assets grow such that their economies may be shared with shareholders at lower asset levels than currently provided in the Advisory Agreement.

5.	THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board reviewed the Adviser’s financial information and took into account

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional material benefits, including benefits received in the form of Rule 12b-1 fees received by the Adviser, “soft dollars” benefits that may be received by the Adviser in exchange for Fund brokerage, and shareholder servicing plan fees received by the Adviser.  The Board also reviewed information from the Adviser indicating that clients do not invest in the Funds through separately managed accounts, and as a result the Adviser was not receiving additional fall-out benefits from any such relationships.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement for each Fund was negative, and that the Adviser had maintained sufficient resources and profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Large Cap Value Fund, Small Cap Value Fund, Select Large Cap Value Fund and Mid Cap Value Fund, but rather the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Funds.  The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interests of the Funds and their shareholders.

Huber Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
Huber Capital Management, LLC
2321 Rosecrans Avenue, Suite 3245
El Segundo, CA 90245

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY 10019

Custodian
U.S. Bank National Association
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
1-888-482-3726 (888-HUBERCM)

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

This report is intended for shareholders of the Huber Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-888-482-3726 (888-HUBERCM). Statements and other information herein are dated and are subject to change.

(b) Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)   Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)  Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)    Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman
President/Chief Executive Officer/Principal Executive Officer

Date  7/5/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman,
President/Chief Executive Officer/Principal Executive Officer

Date  7/5/22

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King,
Vice President/Treasurer/Principal Financial Officer

Date 7/6/22

* Print the name and title of each signing officer under his or her signature.